other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
other long-term liabilities
Contract liabilities	$ 112	$ 84
Other	2	2
Deferred revenues	114	86
Pension benefit liabilities	447	453
Other post-employment benefit liabilities	86	76
Derivative liabilities	118	191
Deferred capital expenditure government grants	49
Investment in real estate joint venture	4
Other	48	57
Subtotal	866	863
Deferred customer activation and connection fees	3	4
Other long-term liabilities	$ 869	$ 867